FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2018
Disclosure Of Fair Value Of Each Investment Designated As Measured At Fair Value Through Other Comprehensive Income Explantory [Abstract]
Disclosure of fair value of each investment designated as measured at fair value through other comprehensive income [text block]

NOTE 21: FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	31 December 2018 £m	1 January 2018 £m
Debt securities:
Government securities	18,971	34,708
Bank and building society certificates of deposit	118	167
Asset-backed securities:
Mortgage-backed securities	120	2,381
Other asset-backed securities	131	467
Corporate and other debt securities	5,151	4,615
	24,491	42,338
Treasury and other bills	303	–
Equity shares	21	579
Total financial assets at fair value through other comprehensive income	24,815	42,917

All assets have been assessed at Stage 1 at 1 January and 31 December 2018.